Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Class A C I R6 | John Hancock Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 26 of the prospectus under “Sales charge reductions and waivers” or page 122 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	SharesNot Sold
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in global securities of companies with infrastructure-related assets. Because the fund normally invests more than 25% of its assets in global securities of infrastructure-related assets, the fund is considered to be “concentrated” in industries represented by infrastructure companies. For purposes of this policy, global securities include: common stock, depositary receipts, real estate securities (including real estate investment trusts (REITs)), master limited partnerships (MLPs) (up to a maximum of 25% of the fund’s net assets), preferred stock, rights, warrants, exchange-traded funds (ETFs), and debt securities (up to a maximum of 20% of the fund’s net assets). Also for purposes of this policy, infrastructure-related assets are long-lived physical assets that are held by companies, including financial holding companies, that engage in the ownership, management, construction, development, renovation, operation, use or financing of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets. Infrastructure assets are the physical structures, networks and systems which provide necessary services for the function, growth and development of society, including but not limited to utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies. Companies with long-lived physical assets are those that the manager believes possess an advantageous competitive position due to factors such as a long track record, resilience in the face of technological advances, rising replacement costs, and limited substitution risk. The manager believes investment in these types of companies can contribute to attractive, long-term absolute returns. The fund also seeks to mitigate losses during periods of unfavorable equity market conditions by attempting to limit volatility relative to the wider market. While not managed explicitly for yield, the securities in which the fund invests may often provide higher dividend yields than the broader equity market. The fund is not managed to track a benchmark index. The fund may invest in debt securities, including convertible bonds, without any maturity limit and of any credit quality, including high-yield securities (i.e., junk bonds). The fund may also invest in cash, cash equivalents, and derivative instruments. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include swaps, forward contracts, options, currency derivatives (including currency forwards, futures, options, and spot transactions), and similar instruments or combinations thereof. Country and regional weights are driven by bottom-up security selection and are typically unconstrained; however, the fund will generally be diversified regionally across global equity markets, including emerging markets. The fund invests in companies across the market-capitalization spectrum. The fund seeks to outperform global equity markets during periods of flat or negative market performance and may underperform during periods of strong market performance. The fund’s investment returns may be volatile over short periods of time and returns over any period of time may not be positive. The maximum position in any individual security will typically be less than 10% of the fund’s net assets. Generally, less than 10% of the fund’s net assets will be invested in cash and cash equivalents, but can be as high as 20%.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:Q3 202414.26%Worst quarter:Q1 2020-15.84%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Class A C I R6 | John Hancock Infrastructure Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Class A C I R6 | John Hancock Infrastructure Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A C I R6 | John Hancock Infrastructure Fund | Cash And Cash Equivalents Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.
Class A C I R6 | John Hancock Infrastructure Fund | Commodity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.
Class A C I R6 | John Hancock Infrastructure Fund | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those industries or sectors. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting those industries or sectors than a fund that invests more broadly across industries and sectors.
Class A C I R6 | John Hancock Infrastructure Fund | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Class A C I R6 | John Hancock Infrastructure Fund | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Class A C I R6 | John Hancock Infrastructure Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
Class A C I R6 | John Hancock Infrastructure Fund | Exchange Traded Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Class A C I R6 | John Hancock Infrastructure Fund | Financial Services Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Class A C I R6 | John Hancock Infrastructure Fund | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Class A C I R6 | John Hancock Infrastructure Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Class A C I R6 | John Hancock Infrastructure Fund | Greater China Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Greater China risk. Investments in the Greater China region may be subject to less developed trading markets, acute political risks such as possible negative repercussions resulting from China’s relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. A small number of companies and industries may generally represent a relatively large portion of the Greater China market as a whole.
Class A C I R6 | John Hancock Infrastructure Fund | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Class A C I R6 | John Hancock Infrastructure Fund | Large Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Class A C I R6 | John Hancock Infrastructure Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Class A C I R6 | John Hancock Infrastructure Fund | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Class A C I R6 | John Hancock Infrastructure Fund | Master Limited Partnership Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.
Class A C I R6 | John Hancock Infrastructure Fund | Midstream Energy Infrastructure Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Midstream energy infrastructure sector risk. Midstream energy infrastructure companies, such as companies that provide crude oil, refined product, and natural gas services, are subject to supply-and-demand fluctuations in the markets they serve, which may be impacted by a wide range of factors.
Class A C I R6 | John Hancock Infrastructure Fund | Natural Resources Industry Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Natural resources industry risk. The natural resources industry can be significantly affected by international political and economic developments, energy conservation and exploration efforts, natural disasters or other extreme weather conditions, commodity prices, and taxes and other governmental regulations, among other factors.
Class A C I R6 | John Hancock Infrastructure Fund | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Class A C I R6 | John Hancock Infrastructure Fund | Preferred And Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Class A C I R6 | John Hancock Infrastructure Fund | Real Estate Investment Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Class A C I R6 | John Hancock Infrastructure Fund | Real Estate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Class A C I R6 | John Hancock Infrastructure Fund | Small And Mid Sized Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Class A C I R6 | John Hancock Infrastructure Fund | Telecommunications Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Telecommunications sector risk. Telecommunication services companies are subject to government regulation of services and rates of return and can be significantly affected by intense competition, among other factors.
Class A C I R6 | John Hancock Infrastructure Fund | Transportation Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Transportation sector risk. Transportation companies can be significantly affected by economic changes, fuel, maintenance, and insurance costs, labor relations, and government regulation, among other factors.
Class A C I R6 | John Hancock Infrastructure Fund | Utilities Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Utilities sector risk. Utilities companies’ performance may be volatile due to variable fuel, service, and financing costs, conservation efforts, government regulation, and other factors.
Class A C I R6 | John Hancock Infrastructure Fund | Warrants Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Class A C I R6 | John Hancock Infrastructure Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	$ 622
3 years	rr_ExpenseExampleYear03	882
5 years	rr_ExpenseExampleYear05	1,161
10 years	rr_ExpenseExampleYear10	$ 1,956
2015	rr_AnnualReturn2015	(3.68%)
2016	rr_AnnualReturn2016	4.27%
2017	rr_AnnualReturn2017	17.08%
2018	rr_AnnualReturn2018	(1.71%)
2019	rr_AnnualReturn2019	23.08%
2020	rr_AnnualReturn2020	2.21%
2021	rr_AnnualReturn2021	13.67%
2022	rr_AnnualReturn2022	(8.77%)
2023	rr_AnnualReturn2023	4.44%
2024	rr_AnnualReturn2024	12.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.84%)
1 year	rr_AverageAnnualReturnYear01	7.25%
5 year	rr_AverageAnnualReturnYear05	3.50%
10 year	rr_AverageAnnualReturnYear10	5.38%
Class A C I R6 | John Hancock Infrastructure Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.96%
1 year	rr_ExpenseExampleYear01	$ 299
3 years	rr_ExpenseExampleYear03	617
5 years	rr_ExpenseExampleYear05	1,061
10 years	rr_ExpenseExampleYear10	2,114
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	617
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,061
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,114
1 year	rr_AverageAnnualReturnYear01	11.06%
5 year	rr_AverageAnnualReturnYear05	3.82%
10 year	rr_AverageAnnualReturnYear10	5.18%
Class A C I R6 | John Hancock Infrastructure Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	308
5 years	rr_ExpenseExampleYear05	535
10 years	rr_ExpenseExampleYear10	$ 1,189
1 year	rr_AverageAnnualReturnYear01	13.23%
5 year	rr_AverageAnnualReturnYear05	4.88%
10 year	rr_AverageAnnualReturnYear10	6.24%
Class A C I R6 | John Hancock Infrastructure Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small account fee (for fund account balances under $1,000) ($)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	273
5 years	rr_ExpenseExampleYear05	476
10 years	rr_ExpenseExampleYear10	$ 1,060
1 year	rr_AverageAnnualReturnYear01	13.33%
5 year	rr_AverageAnnualReturnYear05	4.98%
10 year	rr_AverageAnnualReturnYear10	6.36%
Class A C I R6 | John Hancock Infrastructure Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.68%
5 year	rr_AverageAnnualReturnYear05	2.87%
10 year	rr_AverageAnnualReturnYear10	4.77%
Class A C I R6 | John Hancock Infrastructure Fund | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.67%
5 year	rr_AverageAnnualReturnYear05	2.71%
10 year	rr_AverageAnnualReturnYear10	4.27%
Class A C I R6 | John Hancock Infrastructure Fund | MSCI ACWI (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.49%
5 year	rr_AverageAnnualReturnYear05	10.06%
10 year	rr_AverageAnnualReturnYear10	9.23%

[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.